Label	Element	Value
FMQQ The Next Frontier Internet & Ecommerce ETF
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

EXCHANGE TRADED CONCEPTS TRUST

FMQQ The Next Frontier Internet & Ecommerce ETF (NYSE Arca Ticker: FMQQ)

(the “Fund”)

Supplement dated May 17, 2024, to the Fund’s currently effective

Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus, and SAI for each Fund and should be read in conjunction with those documents.

Effective as of May 30, 2024, (the “Index Change Date”), the Fund’s investment objective and related investment strategies will change to reflect the Fund’s revised underlying index, as described in greater detail below. The revised methodology for each Index will be applied during its regular rebalance on June 21, 2024. Accordingly, the sections entitled “Investment Objective,” “Principal Investment Strategies of the Fund,” and “Principal Risks” with respect to the Fund will be revised as described below.

References to the Fund’s new name (FMQQ The Next Frontier Internet ETF) will be effective on July 16, 2024.

Investment Objective

FMQQ The Next Frontier Internet ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the FMQQ The Next Frontier Internet Index (the “Index”).

Principal Investment Strategies

The first, second, and third paragraphs of this section only are deleted in their entirety and restated as follows:

The Fund invests in securities comprising the Index or in depositary receipts representing securities of the Index. The Index was designed by EMQQ Global LLC (the “Index Provider”) to measure the performance of an investable universe of publicly traded emerging market and frontier market internet and ecommerce companies. Companies eligible for inclusion in the Index will derive a majority of their assets or revenues from internet and ecommerce activities in certain emerging market and frontier market nations (collectively, “Internet Companies”) that are considered by the Index Provider to be in the “next frontier” of the evolution of the internet and ecommerce space. Internet Companies include, but are not limited to, companies in the following sectors, as defined by the Index Provider: Internet Services, Internet Retail, Internet Broadcasting, Internet Media, Online Advertising, Online Travel, Online Gaming, Search Engines, and Social Networks. Products and services of Internet Companies may include internet, mobile, and telecommunication value-added services, online advertising, online direct sales, internet security software and services, mobile applications, e-mail service, web portals, electronic media subscription services, online entertainment, and online gaming services. Internet Companies eligible for inclusion in the Index must hold a majority of their assets in or derive a majority of their revenues from one or more of the following 44 currently eligible emerging market or frontier market nations: Argentina, Bahrain, Bangladesh, Brazil, Chile, Colombia, Croatia, Czech Republic, Egypt, Estonia, Greece, Hungary, India, Indonesia, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Lithuania, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Oman, Pakistan, Peru, Philippines, Poland, Qatar, Romania, Russia, Saudi Arabia, Serbia, Slovenia, South Africa, South Korea, Sri Lanka, Thailand, Tunisia, Turkey, United Arab Emirates, Uruguay, and Vietnam. From time to time, the Index may be more heavily weighted in a single country or a small number of countries. It is projected that as of June 21, 2024, securities of Indian companies comprised approximately 41% of the Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of Internet Companies.

Eligible Index constituents include publicly issued common equity securities, exchange-traded American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”), Global Depositary Receipts (“GDRs”), and International Depositary Receipts (“IDRs”) of Internet Companies that have a free-float adjusted market capitalization of at least $300 million at the time of inclusion in the Index. A free-float adjusted market capitalization of at least $200 million is required for ongoing inclusion in the Index. Index constituents are weighted by their modified float-adjusted market capitalization in accordance with the index methodology developed by the Index Provider. “Float-adjusted” means that the share amounts used in calculating the Index reflect only shares available to investors. Eligible constituents must have a three-month average daily turnover of at least $1 million. Shares held by control groups, public companies and government agencies are excluded. Companies traded in markets with restrictions on foreign ownership may be excluded from the Index as well.

The target weight of any single position is limited to 8% of the Index. At each semi-annual rebalance of the Index, any security with an Index weighting of greater than 8% will be rebalanced back to 8% and the excess weighting will be applied proportionally to all remaining Index constituents. Then, all positions whose float-adjusted market capitalization weights are over 5% are added together. If the total weight is less than 50%, no further modifications are made. If the total weight is equal to or greater than 50% then the highest weighted position is capped at 8%. The excess weight is then applied on a pro-rata basis to all the remaining index constituents and the process is then repeated, if necessary, with the next largest stock being capped at a weight 0.5% less than the previous constituent (i.e., 7.5%, 7%, 6.5%, 6%, 5.5%, 5%, 4.5%) until the total combined weight of index constituents over 5% is less than 50%. The 4.5% maximum target weight is then applied to all the remaining stocks.

The Index Provider’s Index Committee may place a maximum aggregate market capitalization percentage weight on eligible countries. South Korea’s weight in the Index is capped at 10%. In such cases, the maximum aggregated weight of Index components from that country will be capped at a percentage dictated by the Index Committee. The weight of constituents from capped countries shall be proportionally reduced to align with the country cap weight dictated by the Index Committee. Any weight which exceeds this threshold will be redistributed pro-rata to the remaining constituents consistent with the above description. Any country cap changes will be publicly disclosed at www.emqqindex.com prior to implementation. A minimum ten (10) days notice will be given prior to the implementation of any such change by the Index Administrator. Due to market actions, security weights may fluctuate above the targeted caps set forth above between semi-annual Index rebalances. It is projected that as of June 21, 2024, the Index will be comprised of 36 securities and the average free float market capitalization of the Index components is approximately $42 billion.

Principal Risks

The following sub-section is added following “Large Capitalization Risk” in the “Principal Risks” section.

Latin America Risk. The Fund is subject to certain risks specifically associated with investments in the securities of Latin American issuers. The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates, high interest rates, high unemployment, government overspending and political instability. International economic conditions, particularly those in the United States, Europe and Asia, as well as world prices for oil and other commodities may also influence the development of Latin American economies. Many Latin American countries are highly reliant on the exportation of commodities and their economies may be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities. Investments in Latin American countries may be subject to currency risks, such as restrictions on the flow of money in and out of a country, extreme volatility relative to the U.S. dollar, and devaluation, all of which could decrease the value of investments in Latin American companies. Other Latin American investment risks may include inadequate investor protection, less developed regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity. The governments of many Latin American countries may also exercise substantial influence over many aspects of the private sector, and any such exercise could have a significant effect on companies in which the Fund invests. Securities of companies in Latin America may also be subject to significant price volatility.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	FMQQ The Next Frontier Internet & Ecommerce ETF